Contingencies and commitment (Details Narrative)	12 Months Ended
Jun. 30, 2024 USD ($)
Loss Contingencies [Line Items]
Lease fee	$ 21,000
Minimum [Member]
Loss Contingencies [Line Items]
Lease term	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Lease term	2 years